Asset Acquisition	6 Months Ended
Jun. 30, 2025
Asset Acquisition [Abstract]
ASSET ACQUISITION

NOTE 12 – ASSET ACQUISITION

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise Tech (formerly known as Anlong Hengrui Graphite Material Co., Ltd.) to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000, among of which RMB10,000,000 and RMB5,000,000 were paid in July 2022 and August 2023, respectively. For the year ended December 31, 2024, the Company and the original shareholder agreed that RMB 5,000,000 consideration due on August 20, 2024 would be offset by the unpaid RMB 8,960,000 land use right and property taxes and their associated fines and late payment fee prior to the asset acquisition. Any remaining unpaid land use right and property tax and their associated fine and late payment fee would deduct the consideration of the asset acquisition due on August 20, 2025.

The Company evaluated the acquisition of the purchased assets under ASC 805-Business Combination, and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition.

The purchase prices of the assets as of the acquisition date are as follows:

Land use rights	$3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$5,308,288

Sunrise Tech held three land use rights and two buildings. The Company recognized any excess consideration transferred over the fair value of the net assets acquired on a relative fair value basis to the identifiable net assets. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant quoted market prices of comparable companies and relevant information.

For the six months ended June 30, 2025, the Company had paid nil to the original shareholders of Sunrise Tech. The unpaid consideration RMB16,040,000 (approximately $2,239,098) will be paid in installments from 2025 to 2026. These consideration payables were interest free, and the present value was discounted using the incremental borrowing rate. The current and non-current portion of the consideration payable was $840,970 and $1,388,878, respectively, as of June 30, 2025; the current and non-current portion of the consideration payable was $801,866 and $1,338,719, respectively, as of December 31, 2024. For the six months ended June 30, 2025 and 2024, the Company recorded interest expense of $48,115 and $59,274 relating to the amortization of the discount. The consideration payable is guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Directors.